Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Regan Fixed Rate MBS ETF
Shareholder Report [Line Items]
Fund Name	Regan Fixed Rate MBS ETF
Class Name	Regan Fixed Rate MBS ETF
Trading Symbol	MBSX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Regan Fixed Rate MBS ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.regancapital.com/mbsx/. You can also request this information by contacting us at 888-447-3426.
Additional Information Phone Number	888-447-3426
Additional Information Website	https://www.regancapital.com/mbsx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Regan Fixed Rate MBS ETF	$20	0.40%
[1]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 16,512,909
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$16,512,909
Portfolio Turnover	15%
30-Day SEC Yield	3.41%
30-Day SEC Yield Unsubsidized	3.41%

Holdings [Text Block]	Security Type Breakdown (%)
Updated Prospectus Web Address	https://www.regancapital.com/mbsx/

[1]
*	Annualized